Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Minimum contractual future revenues
2024 (excluding the six months ended June 30, 2024)	$ 134,060
2025	252,300
2026	214,812
2027	105,696
2028	39,363
2029 and thereafter	27,136
Total	$ 773,367